Equity - Dividends (Details) € / shares in Units, € in Millions											1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 04, 2020 EUR (€) shares	Jul. 03, 2020 EUR (€)	Jun. 30, 2020 € / shares	Jun. 12, 2020 tranche € / shares	Dec. 19, 2019 EUR (€) € / shares	Jun. 20, 2019 EUR (€) € / shares	Jun. 07, 2019 tranche € / shares	Dec. 20, 2018 EUR (€) € / shares	Jun. 15, 2018 EUR (€) € / shares	Jun. 08, 2018 tranche € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Dec. 30, 2020 € / shares	Jul. 08, 2020 € / shares
Disclosure of classes of share capital [line items]
Number of tranches for dividends payable | tranche				2			2			2
PROFIT FOR THE YEAR													€ 1,957	€ 1,664	[1]	€ 3,950	[1]
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share) | € / shares			€ 0.20	€ 0.40	€ 0.20	€ 0.20	€ 0.40	€ 0.20	€ 0.20	€ 0.40	€ 0.20
Proportion of shareholders issued free-of-charge allotment rights issued in cash (as a percent)	33.12%			36.99%
Dividends paid, total amount	€ 342	€ 371			€ 1,023	€ 1,023		€ 1,026	€ 1,025
Percentage of shareholders issued free-of-charge allotment rights issued in shares	66.88%			63.01%
Increase (decrease) in number of shares outstanding (shares) | shares	197,993,390											136,305,986
Increase (decrease) in share capital, percentage	3.72%
Par value per share (EUR per share) | € / shares											€ 1	€ 1	€ 1					€ 1	€ 1
Non-controlling interests
Disclosure of classes of share capital [line items]
PROFIT FOR THE YEAR													€ 375	€ 522		€ 619
Telefonica, S.A.
Disclosure of classes of share capital [line items]
Unrestricted reserves													(1,685)
PROFIT FOR THE YEAR													€ (1,685)

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,